Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BISHOP STREET FUNDS
Entity Central Index Key	0000925737
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000015930
Shareholder Report [Line Items]
Fund Name	Hawaii Municipal Bond Fund
Class Name	Class I Shares
Trading Symbol	BSHIX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about Class I Shares of the Hawaii Municipal Bond Fund (the "Fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.bishopstreetfunds.com/literature-resources.html. You can also request this information by contacting us at 1-800-262-9565.
Additional Information Phone Number	1-800-262-9565
Additional Information Website	https://www.bishopstreetfunds.com/literature-resources.html
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hawaii Municipal Bond Fund, Class I Shares	$56	0.55%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.55%
Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Hawaii Municipal Bond Fund, Class I Shares	Bloomberg US Municipal Bond Index (USD)	ICE BofA 1-22 Year U.S. Municipal Securities Index (USD)	Bloomberg Hawaii Municipal Index (USD) (TR)Footnote Reference*
Dec/15	$100,000	$100,000	$100,000	$100,000
Dec/16	$99,684	$100,248	$100,237	$100,008
Dec/17	$103,415	$105,710	$104,778	$104,815
Dec/18	$104,097	$107,065	$106,202	$106,050
Dec/19	$110,020	$115,133	$113,521	$113,394
Dec/20	$114,259	$121,134	$118,939	$119,395
Dec/21	$114,966	$122,972	$120,397	$120,396
Dec/22	$107,283	$112,488	$112,284	$112,083
Dec/23	$109,919	$119,688	$118,629	$116,548
Dec/24	$111,600	$120,949	$120,343	$117,741
Dec/25	$116,423	$126,084	$125,938	$123,292

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Hawaii Municipal Bond Fund, Class I Shares	4.32%	0.38%	1.53%
Bloomberg US Municipal Bond Index (USD)	4.25%	0.80%	2.34%
ICE BofA 1-22 Year U.S. Municipal Securities Index (USD)	4.65%	1.15%	2.33%
Bloomberg Hawaii Municipal Index (USD) (TR)Footnote Reference*	4.72%	0.64%	2.12%

No Deduction of Taxes [Text Block]	The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Description [Text Block]

How did the Fund perform in the last year?

In 2025, despite elevated uncertainty and shifting geopolitical dynamics, the municipal market generated positive returns..

The Class I Shares of the Fund returned 4.32% for the year:

  Underperformed the ICE BofA 1-22 Year U.S. Municipal Securities Index (USD) by 0.33%

  Outperformed the Bloomberg US Municipal Bond Index (USD) by 0.07%

The Class I Share’s underperformance versus the ICE BofA 1–22 Year U.S. Municipal Securities Index and slight outperformance versus the Bloomberg US Municipal Bond Index (USD) primarily reflect its emphasis on high quality Hawaii issuers and a somewhat more conservative interest rate profile during periods of market volatility in 2025.

Looking ahead to 2026, municipal yields remain compelling relative to historical interest rates, and fundamentals for the State of Hawaii and its local issuers are stable. We anticipate Hawaii municipal bonds will continue to generate attractive income for shareholders, with the potential for price appreciation if interest rates continue to decline.

AssetsNet	$ 170,710,000
Holdings Count | Holding	210
Advisory Fees Paid, Amount	$ 349
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$170,710	210	$349	18%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Nursing Homes	0.2%
Cash Equivalent	0.9%
General Revenue	5.4%
Education	5.7%
Transportation	7.8%
Healthcare	8.5%
Airports	10.4%
Housing	11.2%
Water	15.2%
General Obligations	33.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
Hawaii State, Housing Finance & Development, Ser A	4.000%	09/01/33	2.6%
Hawaii State, Housing Finance & Development, Ser A	3.750%	01/01/31	2.4%
Hawaii State, Housing Finance & Development, Ser A	4.950%	04/01/29	1.8%
Hawaii State, Harbor System Revenue, Ser C	4.000%	07/01/40	1.7%
Hawaii State, Airports System Authority, Ser A, AMT	4.000%	07/01/39	1.6%
Honolulu Hawaii City & County, Wastewater System Revenue, Ser A	4.000%	07/01/49	1.6%
Hawaii State, Housing Finance & Development, Ser A	3.300%	12/01/29	1.5%
University of Hawaii, Ser F	5.000%	10/01/35	1.5%
Hawaii State, Ser FW	5.000%	01/01/39	1.3%
Hawaii State, Airports System Authority, Ser D	5.000%	07/01/42	1.3%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-800-262-9565
Updated Prospectus Web Address	https://www.bishopstreetfunds.com/literature-resources.html
C000015931
Shareholder Report [Line Items]
Fund Name	Hawaii Municipal Bond Fund
Class Name	Class A Shares
Trading Symbol	BHIAX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about Class A Shares of the Hawaii Municipal Bond Fund (the "Fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.bishopstreetfunds.com/literature-resources.html. You can also request this information by contacting us at 1-800-262-9565.
Additional Information Phone Number	1-800-262-9565
Additional Information Website	https://www.bishopstreetfunds.com/literature-resources.html
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hawaii Municipal Bond Fund, Class A Shares	$82	0.80%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.80%
Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Class A Shares, With Load	Class A Shares, Without Load	Bloomberg US Municipal Bond Index (USD)	ICE BofA 1-22 Year U.S. Municipal Securities Index (USD)	Bloomberg Hawaii Municipal Index (USD) (TR)Footnote Reference*
Dec/15	$9,850	$10,000	$10,000	$10,000	$10,000
Dec/16	$9,794	$9,943	$10,025	$10,024	$10,001
Dec/17	$10,133	$10,288	$10,571	$10,478	$10,482
Dec/18	$10,168	$10,323	$10,707	$10,620	$10,605
Dec/19	$10,725	$10,889	$11,513	$11,352	$11,339
Dec/20	$11,101	$11,270	$12,113	$11,894	$11,940
Dec/21	$11,131	$11,301	$12,297	$12,040	$12,040
Dec/22	$10,371	$10,529	$11,249	$11,228	$11,208
Dec/23	$10,610	$10,771	$11,969	$11,863	$11,655
Dec/24	$10,735	$10,898	$12,095	$12,034	$11,774
Dec/25	$11,171	$11,341	$12,608	$12,594	$12,329

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Hawaii Municipal Bond Fund
Class A Shares, With Load	2.51%	-0.18%	1.12%
Class A Shares, Without Load	4.06%	0.13%	1.27%
Bloomberg US Municipal Bond Index (USD)	4.25%	0.80%	2.34%
ICE BofA 1-22 Year U.S. Municipal Securities Index (USD)	4.65%	1.15%	2.33%
Bloomberg Hawaii Municipal Index (USD) (TR)Footnote Reference*	4.72%	0.64%	2.12%

No Deduction of Taxes [Text Block]	The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Description [Text Block]

How did the Fund perform in the last year?

In 2025, despite elevated uncertainty and shifting geopolitical dynamics, the municipal market generated positive returns.

The Class A Shares of the Fund returned 4.06% for the year:

  Underperformed the ICE BofA 1-22 Year U.S. Municipal Securities Index (USD) by 0.33%

  Underperformed the Bloomberg US Municipal Bond Index (USD) by 0.19%

The Class A Share’s underperformance primarily reflect its emphasis on high quality Hawaii issuers and a somewhat more conservative interest rate profile during periods of market volatility in 2025.

Looking ahead to 2026, municipal yields remain compelling relative to historical interest rates, and fundamentals for the State of Hawaii and its local issuers are stable. We anticipate Hawaii municipal bonds will continue to generate attractive income for shareholders, with the potential for price appreciation if interest rates continue to decline.

AssetsNet	$ 170,710,000
Holdings Count | Holding	210
Advisory Fees Paid, Amount	$ 349
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$170,710	210	$349	18%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Nursing Homes	0.2%
Cash Equivalent	0.9%
General Revenue	5.4%
Education	5.7%
Transportation	7.8%
Healthcare	8.5%
Airports	10.4%
Housing	11.2%
Water	15.2%
General Obligations	33.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
Hawaii State, Housing Finance & Development, Ser A	4.000%	09/01/33	2.6%
Hawaii State, Housing Finance & Development, Ser A	3.750%	01/01/31	2.4%
Hawaii State, Housing Finance & Development, Ser A	4.950%	04/01/29	1.8%
Hawaii State, Harbor System Revenue, Ser C	4.000%	07/01/40	1.7%
Hawaii State, Airports System Authority, Ser A, AMT	4.000%	07/01/39	1.6%
Honolulu Hawaii City & County, Wastewater System Revenue, Ser A	4.000%	07/01/49	1.6%
Hawaii State, Housing Finance & Development, Ser A	3.300%	12/01/29	1.5%
University of Hawaii, Ser F	5.000%	10/01/35	1.5%
Hawaii State, Ser FW	5.000%	01/01/39	1.3%
Hawaii State, Airports System Authority, Ser D	5.000%	07/01/42	1.3%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-800-262-9565
Updated Prospectus Web Address	https://www.bishopstreetfunds.com/literature-resources.html